DODIE KENT
Vice President and
Associate General Counsel
(212) 314-3970
Fax: (212) 707-1791
VIA EDGAR
May 5, 2008
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
     Re:   MONY Life Insurance Company
Keynote Series Account
File No. 33-19836
CIK 0000828684
CERTIFICATION PURSUANT TO
RULE 497(j) OF THE
SECURITIES ACT OF 1933
Ladies and Gentlemen:
     Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, Registrant hereby certifies that:
(1)	The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the Registration Statement filed with the Securities and Exchange Commission, and

(2)	The text of the most recent amendment has been filed with the Securities and Exchange Commission electronically.

Very truly yours,
/s/ Dodie Kent
Dodie Kent

MONY Life Insurance Company of America